Impairments - Reconciliations (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in loss allowance
Amortized cost before modification	kr 0	kr 1,040
Net modification gain/loss	0	95
Gross carrying amount
Changes in loss allowance
Opening balance	350,246	346,506
Increase due to origination and acquisition	140,411	89,258
Transfer to stage 1	(8)	(642)
Transfer to stage 2	(4,737)	(189)
Transfer to stage 3	(99)	(449)
Decrease due to derecognition	(130,775)	(84,238)
Closing balance	355,038	350,246
Gross carrying amount | Stage 1
Changes in loss allowance
Opening balance	289,986	278,263
Increase due to origination and acquisition	113,205	84,871
Transfer to stage 1	1,108	3,296
Transfer to stage 2	(8,711)	(423)
Transfer to stage 3	(566)	(90)
Decrease due to derecognition	(96,749)	(75,931)
Closing balance	298,275	289,986
Gross carrying amount | Lifetime expected credit losses | Stage 2
Changes in loss allowance
Opening balance	48,382	54,290
Increase due to origination and acquisition	27,153	4,042
Transfer to stage 1	(1,105)	(3,938)
Transfer to stage 2	4,419	328
Transfer to stage 3	0	(522)
Decrease due to derecognition	(28,045)	(5,818)
Closing balance	50,803	48,382
Gross carrying amount | Lifetime expected credit losses | Stage 3
Changes in loss allowance
Opening balance	11,878	13,953
Increase due to origination and acquisition	53	345
Transfer to stage 1	(11)	0
Transfer to stage 2	(444)	(94)
Transfer to stage 3	467	163
Decrease due to derecognition	(5,982)	(2,489)
Closing balance	5,960	11,878
Accumulated impairment
Changes in loss allowance
Opening balance	(526)	(795)
Increase due to origination and acquisition	(343)	(20)
Net remeasurement of loss allowance	(65)	60
Transfer to stage 1	0	3
Transfer to stage 2	(29)	(189)
Transfer to stage 3	(75)	(95)
Decrease due to derecognition	88	155
Decrease in allowance account due to write-offs	94	393
Exchange-rate differences	50	(38)
Closing balance	(807)	(526)
Accumulated impairment | Stage 1
Changes in loss allowance
Opening balance	(54)	(167)
Increase due to origination and acquisition	(34)	(20)
Net remeasurement of loss allowance	0	99
Transfer to stage 1	0	0
Transfer to stage 2	2	1
Transfer to stage 3	0	0
Decrease due to derecognition	13	35
Exchange-rate differences	3	(2)
Closing balance	(69)	(54)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Changes in loss allowance
Opening balance	(86)	(61)
Increase due to origination and acquisition	(280)	0
Net remeasurement of loss allowance	16	128
Transfer to stage 1	0	3
Transfer to stage 2	(31)	(210)
Transfer to stage 3	0	2
Decrease due to derecognition	1	56
Exchange-rate differences	1	(4)
Closing balance	(378)	(86)
Accumulated impairment | Lifetime expected credit losses | Stage 3
Changes in loss allowance
Opening balance	(386)	(567)
Increase due to origination and acquisition	(29)	0
Net remeasurement of loss allowance	(81)	(167)
Transfer to stage 1	0	0
Transfer to stage 2	0	20
Transfer to stage 3	(76)	(97)
Decrease due to derecognition	73	64
Decrease in allowance account due to write-offs	94	393
Exchange-rate differences	45	(32)
Closing balance	kr (359)	kr (386)